S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 05, 2025
SPAC Sponsor and Conflicts of Interest [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

INDIVIDUAL	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Frank Bachinsky	Avalor Capital Management 1 LLC	Investment Company	Chief Executive Officer
	Anchor Family Holdings LLC	Consulting Services	Manager
Mark Gottfredson	Bain & Company	Management Consulting	Advisory Partner
	Gottfredson Land Development I LLC	Asset Management	Member
	Gottfredson Land Development LLP	Asset Management	Manager
	MNC Capital Partners, L.P.	Asset Management	General Partner, Limited Partner
	Willow Creek Holdings LLC	Asset Management	Member, Executive Chairman
	Strawberry Creek Partners LP	Asset Management	Limited partner
	Strawberry Creek Partners GP LLC	Asset Management	Manager
	MNC Japan GK	Asset Management	Representative
Robert M. Tarola	Right Advisory LLC XBRL International, Inc.	Management Consulting Global Standards Setting for Structured Data	President Director
Dan Crowley	Knowles, Inc.	Semiconductor Design and Manufacturing	Director
Bruce Carlson	Utah State Space Dynamics Laboratory	Research Institute	Chairman
Richard Newton	Victory Capital Management Inc. Victory Portfolios III PredSAR Corporation	Asset Management Asset Management Satellite Manufacturing and Operation	Director Director Vice Chairman
Lee Stern	Centre Lane Partners micromobility.com Inc.	Private Equity Firm Electronic Vehicle Manufacturer	Managing Director Director